Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based payments
Schedule of share-based payments expenses

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Cost of sales	147	221	147	199
Selling and distribution expenses	112	89	153	119
Research and development expenses	609	452	761	659
General and administrative expenses	1,891	320	3,221	537
Other operating expenses	235	162	291	219
Total	2,994	1,244	4,572	1,731

Schedule for expense recognized for the equity-settled programs

	Three months ended June 30,		Six months ended June 30,
Program	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	1,362	68	2,337	158
RSU Supervisory Board	235	162	291	219
New VSOP	(12)	—	45	—
Prior VSOP	30	3	(21)	7
LTIP RSUs	1,379	1,011	1,920	1,347
Total	2,994	1,244	4,572	1,731

Schedule of inputs used in the measurement of the fair value at grant date

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%